MARKETABLE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2011
MARKETABLE SECURITIES [Abstract]
Marketable Securities Held by Company
Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

All figures in USD '000	September 30, 2011 Unaudited	December 31, 2010 Audited
Cost	795	-
Accumulated net unrealized loss	(245)	-
Fair value	550	-